UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value

	COMMON STOCK - 85.6%
	AUTO MANUFACTURERS - 0.9%
26,300	Tesla Motors, Inc. *	$ 5,482,235

	AUTO PARTS & EQUIPMENT - 11.0%
112,600	BorgWarner, Inc.	6,921,522
7,142,857	Car Charging Group, Inc. * † ^	4,814,271
160,900	Lear Corp.	13,470,548
149,700	Magna International, Inc.	14,417,607
198,400	TRW Automotive Holdings Corp. *	16,193,408
128,400	WABCO Holdings, Inc. *	13,553,904
		69,371,260
	BIOTECHNOLOGY - 11.0%
228,800	Celldex Therapeutics, Inc. *	4,042,896
387,800	Five Prime Therapeutics, Inc. *	7,624,148
116,200	Ligand Pharmaceuticals, Inc. - Cl. B *	7,815,612
233,800	Medivation, Inc. *	15,049,706
181,800	NewLink Genetics Corp. *	5,163,120
1,351,300	Novavax, Inc. *	6,121,389
230,500	NPS Pharmaceuticals, Inc. *	6,898,865
33,000	Puma Biotechnology, Inc. *	3,436,620
384,200	Sangamo Biosciences, Inc. *	6,946,336
294,900	Stemline Therapeutics, Inc. *	6,004,164
		69,102,856
	CHEMICALS - 5.7%
201,300	Methanex Corp.	12,871,122
170,400	Rockwood Holdings, Inc.	12,677,760
113,900	LyondellBasell Industries NV	10,130,266
		35,679,148
	COMMERCIAL SERVICES - 5.1%
315,600	Franklin Covey Co. *	6,239,412
212,600	KAR Auction Services, Inc.	6,452,410
255,200	Macquarie Infrastructure Co. LLC	14,615,304
134,000	Quanta Services, Inc. *	4,944,600
		32,251,726
	DIVERSIFIED FINANCIAL SERVICES- 1.2%
399,600	Aircastle Ltd.	7,744,248

	ELECTRIC - 2.4%
424,100	Calpine Corp. *	8,867,931
193,400	NRG Energy, Inc.	6,150,120
		15,018,051
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

	ENERGY-ALTERNATE SOURCES - 1.6%
265,400	Solazyme, Inc. *	$ 3,081,294
114,000	SolarCity Corp. *	7,138,680
		10,219,974
	ENGINEERING & CONSTRUCTION - 2.7%
193,800	Chicago Bridge & Iron Co. NV	16,889,670

	FOOD - 2.3%
46,400	JM Smucker Co./The	4,511,936
822,600	SunOpta, Inc. *	9,714,906
		14,226,842
	FOREST PRODUCTS & PAPER - 2.3%
129,300	Domtar Corp.	14,510,046

	MACHINERY-CONSTRUCTION/MINING - 2.1%
303,500	Terex Corp.	13,445,050

	MACHINERY-DIVERSIFIED - 1.7%
135,700	Wabtec Corp./DE	10,516,750

	OIL & GAS - 3.7%
35,200	Cabot Oil & Gas Corp.	1,192,576
72,400	EOG Resources, Inc.	14,202,708
219,500	Seadrill Ltd.	7,717,620
		23,112,904
	OIL & GAS SERVICES - 1.8%
47,500	National Oilwell Varco, Inc.	3,698,825
103,900	Oceaneering International, Inc.	7,466,254
		11,165,079
	PHARMACEUTICALS - 11.2%
245,700	AbbVie, Inc.	12,628,980
142,300	ACADIA Pharmaceuticals, Inc. *	3,462,159
366,500	Agios Parmaceuticals, Inc. *	14,348,475
312,000	Chimerix, Inc. *	7,126,080
1,027,400	Dyax Corp. *	9,226,052
95,100	Pharmacyclics, Inc. *	9,530,922
293,000	Portola Pharmaceuticals, Inc. *	7,588,700
220,100	Sarepta Therapeutics, Inc. *	5,289,003
151,000	Tetraphase Parmaceuticals, Inc. *	1,644,390
		70,844,761
	RETAIL - 1.9%
242,400	Lowe's Cos., Inc.	11,853,360
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

	SEMICONDUCTORS - 7.2%
93,800	ASML Holding NV	$ 8,757,168
603,300	Inphi Corp. *	9,707,097
273,200	Linear Technology Corp.	13,302,108
729,100	SunEdison, Inc. *	13,736,244
		45,502,617
	SOFTWARE - 6.4%
128,500	Aspen Technology, Inc. *	5,443,260
193,300	inContact, Inc. *	1,855,680
170,900	Interactive Intelligence Group, Inc. *	12,390,250
232,300	Red Hat, Inc. *	12,307,254
78,600	Vmware, Inc. *	8,490,372
		40,486,816
	TELECOMMUNICATIONS - 2.2%
205,600	Palo Alto Networks, Inc. *	14,104,160

	TRANSPORTATION - 1.2%
360,200	Costamare, Inc.	7,744,300

	TOTAL COMMON STOCK (Cost $481,066,512)	539,271,853

	WARRANTS - 0.0%
7,142,857	Car Charging Group, Inc. * † ^	-

	REITs- 3.0%
335,800	Columbia Property Trust, Inc.	9,150,550
130,700	Crown Castle International Corp.	9,643,046
	TOTAL REITs (Cost $17,745,809)	18,793,596
Par Value
	CORPORATE BONDS - 0.0%
$ 120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS (Cost $264,361)	265,000
Shares
	SHORT-TERM INVESTMENTS - 15.1%
95,035,373	Fidelity Institutional Money Market Fund - Institutional Class, 0.01%** (Cost $95,035,373)	95,035,373

	TOTAL INVESTMENTS - 103.7% (Cost $594,112,055)(a)	$ 653,365,822
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(23,088,056)
	TOTAL NET ASSETS - 100.0%	$ 630,277,766

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2014.
† The value of this security has been determined in good faith under the policy of the Board of Trustees
^ Unregistered shares
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $594,126,983 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 69,760,945
	Unrealized depreciation	(10,522,106)
	Net unrealized appreciation	$ 59,238,839

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares			Value

	COMMON STOCK - 95.9%
	BIOTECHNOLOGY - 44.1% *
131,100	Ambit Biosciences Corp. *		$ 1,195,632
150,000	Applied Genetic Technologies Corp. *		2,250,000
265,300	Athersys, Inc. *		859,572
28,100	BioMarin Pharmaceutical, Inc. *		1,916,701
65,000	Bluebird Bio, Inc. *		1,478,100
59,900	Celldex Therapeutics, Inc. *		1,058,433
27,400	Cubist Pharmaceuticals, Inc. *		2,004,310
98,000	Endocyte, Inc. *		2,333,380
125,400	Five Prime Therapeutics, Inc. *		2,465,364
49,200	Foundation Medicine, Inc. *		1,592,604
72,000	Insmed, Inc. *		1,370,880
67,800	Karypharm Therapeutics, Inc. *		2,094,342
31,700	Ligand Pharmaceuticals, Inc. - Cl. B *		2,132,142
136,100	MEI Pharma, Inc. *		1,514,793
56,200	MacroGenics, Inc. *		1,564,046
30,700	Medivation, Inc. *		1,976,159
53,400	NPS Pharmaceuticals, Inc. *		1,598,262
33,900	Newlink Genetics Corp. *		962,760
389,600	Novavax, Inc. *		1,764,888
52,800	OncoMed Pharmaceuticals, Inc. *		1,776,720
58,300	Prothena Corp. PLC *		2,233,473
11,900	Puma Biotechnology, Inc. *		1,239,266
53,700	Repligen Corp. *		690,582
78,300	Sangamo BioSchiences, Inc. *		1,415,664
67,500	Stemline Therapeutics, Inc. *		1,374,300
91,800	Sunesis Pharmaceuticals, Inc. *		606,798
257,200	XOMA Corp. *		1,340,012
			42,809,183
	ELECTRONICS - 1.6%
14,800	FEI Co.		1,524,696

	ENERGY-ALTERNATE SOURCES - 1.2%
98,600	Solazyme, Inc. *		1,144,746

	HEALTHCARE-PRODUCTS - 10.0%
143,800	AtriCure, Inc. *		2,704,878
73,900	Bruker Corp. *		1,684,181
52700	Cardiovascular Systems, Inc. *		1675333
97,800	Cerus Corp. *		469,440
3,100	HeartWare International, Inc. *		290,718
71,100	Natus Medical, Inc. *		1,834,380
9,900	ResMed, Inc.		442,431
5,800	Teleflex, Inc.		621,992
			9,723,353
	PHARMACEUTICALS - 33.7%
42,100	AbbVie, Inc. *		2,163,940
51,200	ACADIA Pharmaceuticals, Inc. *		1,245,696
139,400	AcelRX Pharmaceuticals, Inc. *		1,674,194
87,700	Agios Pharmaceuticals, Inc. *		3,433,455
143,200	Cempra, Inc. *		1,653,960
99,900	Chimerix, Inc. *		2,281,716
28,300	Clovis Oncology, Inc. *		1,960,341
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares			Value

	PHARMACEUTICALS - 33.7% (Continued)
250,600	Dyax Corp. *		$ 2,250,388
71,700	Hyperion Therapeutics, Inc. *		1,849,860
87,300	Neurocrine Biosciences, Inc. *		1,405,530
13,300	Pacira Pharmaceuticals, Inc. *		930,867
16,300	Pharmacyclics, Inc. *		1,633,586
70,500	Portola Pharmaceuticals, Inc. *		1,825,950
40,400	Raptor Pharmaceutical Corp. *		404,000
20,500	Salix Pharmaceuticals, Ltd. *		2,124,005
39,000	Sarepta Therapeutics, Inc. *		937,170
9,800	Shire PLC ADR		1,455,594
215,500	Supernus Pharmaceuticals, Inc. *		1,926,570
149,900	Tetraphase Pharmaceuticals, Inc. *		1,632,411
			32,789,233
	SOFTWARE - 5.3% *
8,900	athenahealth, Inc. *		1,426,136
36,800	Cerner Corp. *		2,070,000
26,500	MedAssets, Inc. *		654,815
18,900	Medidata Solutions, Inc. *		1,027,026
			5,177,977

	TOTAL COMMON STOCK (Cost $86,664,425)		93,169,188

	SHORT-TERM INVESTMENTS - 6.5%
6,332,255	Fidelity Institutional Money Market Fund - Institutional Class, 0.01%** (Cost $6,332,255)		6,332,255

	TOTAL INVESTMENTS - 102.4% (Cost $92,996,680)(a)		$ 99,501,443
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%		(2,353,255)
	TOTAL NET ASSETS - 100.0%		$ 97,148,188

ADR- American Depositary Receipt
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $92,996,680.
and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 9,735,396
		Unrealized depreciation	(3,230,633)
		Net unrealized appreciation	$ 6,504,763

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund's assets and liabilities measured at fair value:

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

	Eventide Gilead Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 534,457,582	$ 4,814,271	$ -	$ 539,271,853
	Real Estate Investment Trust (REITs)	18,793,596	-	-	18,793,596
	Warrants	-	-*	-	-
	Corporate Bonds	-	265,000	-	265,000
	Short-Term Investments	95,035,373	-	-	95,035,373
	Total	$ 648,286,551	$ 5,079,271	$ -	$ 653,365,822

	Eventide Healthcare & Life Sciences Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 93,169,188	$ -	$ -	$ 93,169,188
	Short-Term Investments	6,332,255	-	-	6,332,255
	Total	$ 99,501,443	$ -	$ -	$ 99,501,443

*	The market value of the warrant currently held is $0, as of March 31, 2014.
	For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/28/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/28/2014